UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,026.30	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.00	$ 1.35**
HypotheticalA		$ 1,000.00	$ 1,023.59	$ 1.36**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Fidelity Connecticut Municipal Money Market Fund would have been .48% and the expenses paid in the actual and hypothetical examples above would have been $2.39 and $2.42, respectively.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	48.1	45.4
Special Tax	13.8	15.7
Water & Sewer	10.6	9.1
Education	8.5	10.1
Health Care	6.0	5.4
Weighted Average Maturity as of May 31, 2010
		6 months ago
Years	6.6	7.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2010
6 months ago
Years	6.9	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
AAA 19.7%	AAA 18.9%
AA,A 74.8%	AA,A 68.3%
BBB 0.8%	BBB 6.0%
Not Rated 2.9%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount	Value
Commonwealth Of Marianas - 0.4%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	$ 2,000,000	$ 2,351,680
Connecticut - 90.3%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	1,315,000	1,439,149
4.5% 8/15/21	1,225,000	1,334,858
4.5% 8/15/22	1,325,000	1,426,985
5% 8/15/18	1,500,000	1,743,495
5% 8/15/19	750,000	859,515
Branford Gen. Oblig.:
Series 2009, 4% 5/15/13	1,435,000	1,563,332
5.25% 5/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	530,540
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,753,623
5.375% 8/15/18 (FSA Insured)	3,400,000	3,599,580
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,071,250
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,438,496
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,856,049
5% 12/1/17 (FSA Insured)	1,830,000	2,038,803
5% 12/1/18 (FSA Insured)	1,635,000	1,797,290
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,905,747
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,865,000	5,625,884
5.25% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,150,000	4,302,637
5.25% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	4,075,000	4,207,030
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	5,040,000	5,306,364
Connecticut Dev. Auth. Poll. Cont. Rev. (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.4%, tender 4/1/11 (a)(b)	13,800,000	13,800,000
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	$ 5,000,000	$ 4,119,850
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,007,590
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/16	15,000,000	17,303,700
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,621,150
Series 2004 B, 5% 6/1/15	7,500,000	8,442,600
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,280,394
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,325,320
Series 2006 D:
5% 11/1/24	17,980,000	19,798,138
5% 11/1/25	10,000,000	10,993,000
Series 2006 E:
5% 12/15/16	3,020,000	3,513,981
5% 12/15/20	5,565,000	6,291,288
Series 2006 F, 5% 12/1/21	14,000,000	15,702,540
Series 2007 D, 5% 12/1/19	1,745,000	2,000,363
Series 2008 A, 5% 4/15/27	5,000,000	5,475,650
Series 2008 B, 5% 4/15/28	4,000,000	4,363,360
Series A:
5% 2/15/27	5,000,000	5,502,950
5% 2/15/28	2,500,000	2,737,800
5% 2/15/29	2,500,000	2,722,275
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	4,835,000	5,009,979
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,710,071
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,338,285
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,218,100
Series M, 5% 7/1/34	1,000,000	1,012,550
Series O, 5% 7/1/40	2,000,000	2,057,360
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,175,441
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,028,880
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Loomis Chaffee School Proj.):
Series G, 5% 7/1/38	$ 3,000,000	$ 3,071,970
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,480,000	3,095,288
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,181,800
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,076,640
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,890,000	3,086,809
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,211,560
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	5,000,000	5,019,450
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,241,560
5% 7/1/30	2,000,000	2,152,440
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,032,330
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	14,015,000	14,367,617
Series Y1, 5% 7/1/35	9,000,000	9,426,420
Series Z1, 5% 7/1/42	3,335,000	3,491,278
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,357,704
5% 7/1/18 (AMBAC Insured)	3,020,000	3,242,061
5% 7/1/19 (AMBAC Insured)	2,035,000	2,161,821
5% 7/1/31 (AMBAC Insured)	7,000,000	7,017,920
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,623,618
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A, 5.125% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,020,910
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	1,265,000	1,265,000
Series 1992 B, 6.125% 9/1/12	8,680,000	9,154,622
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,421,650
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,864,172
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,199,920
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2004 A:
5% 7/1/23	$ 3,260,000	$ 3,509,162
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,010,000	5,760,949
Series 2007 A:
5% 8/1/26	3,800,000	4,115,552
5% 8/1/27 (AMBAC Insured)	2,000,000	2,155,640
Series 2008 A, 5% 11/1/21	5,000,000	5,639,300
Series 2009 1, 5% 2/1/17	10,000,000	11,472,000
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,219,480
Series 2008 A:
5% 2/1/16	5,500,000	6,391,660
5% 2/1/17	3,000,000	3,505,590
Series 2009 A:
5% 6/1/23	1,750,000	1,995,980
5% 6/1/25	7,210,000	8,127,256
5% 6/1/26	2,000,000	2,244,540
Danbury Gen. Oblig. Series 2010 B:
5% 7/1/19	2,005,000	2,368,727
5% 7/1/20	1,220,000	1,445,993
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	285,454
4% 7/15/18	535,000	586,194
4% 7/15/19	335,000	364,048
4% 7/15/21	360,000	387,295
4% 7/15/22	325,000	344,997
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	951,635
5% 7/1/18	350,000	406,963
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,785,090
5% 7/1/17	1,000,000	1,176,840
5% 7/1/18	1,000,000	1,184,220
5% 7/1/19	3,225,000	3,827,140
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	797,639
4% 9/15/19	500,000	530,015
4% 9/15/20	250,000	262,998
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Farmington Gen. Oblig.: - continued
Series A:
4% 9/15/20	$ 1,445,000	$ 1,557,623
4% 9/15/21	905,000	969,481
5% 9/15/19	325,000	385,125
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,009,940
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,033,380
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,548,854
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,865,512
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,832,957
Series 2009:
2% 11/15/10 (Assured Guaranty Corp. Insured)	1,000,000	1,005,960
5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,159,380
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,518,149
5% 8/1/15	1,000,000	1,153,290
5% 8/1/17	2,680,000	3,112,900
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	279,199
4% 5/1/13	500,000	544,585
4% 5/1/14	800,000	883,712
5% 5/1/15	500,000	579,720
5% 5/1/16	1,000,000	1,166,450
5% 5/1/18	500,000	589,210
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,366,306
5% 6/15/17 (AMBAC Insured) (b)	775,000	780,937
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,435,000	2,775,121
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,340
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,205,849
5% 4/1/14	1,255,000	1,431,353
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Canaan Gen. Oblig. Series 2009 A: - continued
5% 4/1/19	$ 1,015,000	$ 1,201,618
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,231,114
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	34,294
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,080,000	2,278,349
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,883,479
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,215,925
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,861,649
5% 11/1/16 (AMBAC Insured)	6,000,000	6,636,000
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,124,930
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,169,280
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,297,320
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,176,526
5% 1/15/16 (AMBAC Insured)	1,025,000	1,185,802
5% 1/15/17 (AMBAC Insured)	1,025,000	1,191,204
Newtown Gen. Oblig. Series 2009 B:
5% 7/1/15	1,000,000	1,160,400
5% 7/1/18	600,000	706,686
Norwalk Gen. Oblig. Series 2010 B:
4% 7/1/14	1,770,000	1,956,222
4% 7/1/15	1,000,000	1,112,460
4.5% 7/1/21	1,465,000	1,658,951
5% 7/1/23	975,000	1,129,694
5% 7/1/26	625,000	710,281
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,553,271
5% 9/15/18	3,535,000	4,189,470
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,612,350
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,614,749
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,655,000	$ 4,884,352
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,176,968
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,795,000	3,243,570
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	26,052,491
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,319,317
5% 7/1/18	3,600,000	4,263,192
Series B, 5% 7/1/22	4,165,000	4,966,346
5.25% 7/15/15	3,000,000	3,366,630
5.5% 7/15/14	1,250,000	1,366,400
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,205,688
Series 2009:
4% 9/15/17	850,000	933,207
4% 9/15/19	400,000	434,892
4% 9/15/20	525,000	567,247
4% 9/15/21	500,000	536,875
Univ. of Connecticut:
Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,187,780
Series 2010 A, 5% 2/15/29	2,805,000	3,066,286
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,241,695
Series 2009 B:
4.5% 7/1/20	1,375,000	1,537,814
5% 7/1/18	2,635,000	3,080,473
5% 7/1/19	1,000,000	1,170,010
West Hartford Gen. Oblig.:
Series 2005 A, 5% 1/15/16 (Pre-Refunded to 7/15/14 @ 100) (c)	1,135,000	1,304,762
Series 2010 A:
5% 7/1/19	3,175,000	3,781,901
5% 7/1/20	2,195,000	2,622,806
5% 7/1/21	1,000,000	1,185,240
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig.: - continued
Series 2010 A:
5% 7/1/22	$ 1,210,000	$ 1,421,399
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,642,118
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,062,918
5% 8/1/22	2,000,000	2,338,480
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	851,792
Series 2009, 5% 2/1/21	480,000	556,694
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	351,714
5% 1/15/20	350,000	412,573
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	582,253
4% 7/15/19	500,000	542,495
4% 7/15/20	460,000	493,847
		549,438,741
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,056,000
Puerto Rico - 6.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,133,850
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,713,625
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,213,780
Series CC, 5.25% 7/1/33	2,495,000	2,709,096
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,007,338
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,600,140
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,549,157
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,155,500
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	506,032
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,163,120
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,573,450
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,449,513
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	894,992
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,677,675
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,196,000
		41,543,268
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,454,233
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	1,009,360
		3,463,593
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $580,484,929)	597,853,282
NET OTHER ASSETS - 1.8%	10,657,397
NET ASSETS - 100%	$ 608,510,679
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	48.1%
Special Tax	13.8%
Water & Sewer	10.6%
Education	8.5%
Health Care	6.0%
Electric Utilities	5.4%
Others* (Individually Less Than 5%)	7.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $580,484,929)		$ 597,853,282
Cash		3,593,512
Receivable for fund shares sold		372,123
Interest receivable		8,380,053
Prepaid expenses		316
Other receivables		3,733
Total assets		610,203,019

Liabilities
Payable for fund shares redeemed	$ 827,822
Distributions payable	509,847
Accrued management fee	185,339
Transfer agent fee payable	108,252
Other affiliated payables	36,949
Other payables and accrued expenses	24,131
Total liabilities		1,692,340

Net Assets		$ 608,510,679
Net Assets consist of:
Paid in capital		$ 588,604,896
Undistributed net investment income		119,944
Accumulated undistributed net realized gain (loss) on investments		2,417,486
Net unrealized appreciation (depreciation) on investments		17,368,353
Net Assets, for 52,806,037 shares outstanding		$ 608,510,679
Net Asset Value, offering price and redemption price per share ($608,510,679 ÷ 52,806,037 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 11,351,375

Expenses
Management fee	$ 1,099,895
Transfer agent fees	218,326
Accounting fees and expenses	72,660
Custodian fees and expenses	4,785
Independent trustees' compensation	1,034
Registration fees	25,259
Audit	25,760
Legal	4,389
Miscellaneous	4,098
Total expenses before reductions	1,456,206
Expense reductions	(5,587)	1,450,619
Net investment income		9,900,756
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,450,881
Change in net unrealized appreciation (depreciation) on investment securities		3,599,488
Net gain (loss)		6,050,369
Net increase (decrease) in net assets resulting from operations		$ 15,951,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,900,756	$ 18,983,906
Net realized gain (loss)	2,450,881	2,911,564
Change in net unrealized appreciation (depreciation)	3,599,488	35,734,276
Net increase (decrease) in net assets resulting from operations	15,951,125	57,629,746
Distributions to shareholders from net investment income	(9,893,601)	(18,969,924)
Distributions to shareholders from net realized gain	(2,521,611)	(2,443,928)
Total distributions	(12,415,212)	(21,413,852)
Share transactions Proceeds from sales of shares	80,015,887	178,616,264
Reinvestment of distributions	8,831,117	15,079,819
Cost of shares redeemed	(71,516,875)	(104,295,680)
Net increase (decrease) in net assets resulting from share transactions	17,330,129	89,400,403
Redemption fees	1,439	8,937
Total increase (decrease) in net assets	20,867,481	125,625,234

Net Assets
Beginning of period	587,643,198	462,017,964
End of period (including undistributed net investment income of $119,944 and undistributed net investment income of $112,789, respectively)	$ 608,510,679	$ 587,643,198
Other Information Shares
Sold	6,995,334	15,953,436
Issued in reinvestment of distributions	772,692	1,355,592
Redeemed	(6,255,118)	(9,424,487)
Net increase (decrease)	1,512,908	7,884,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.46	$ 10.64	$ 11.32	$ 11.49	$ 11.46	$ 11.68
Income from Investment Operations
Net investment income D	.188	.407	.426	.431	.443	.461
Net realized and unrealized gain (loss)	.109	.879	(.651)	(.090)	.135	(.146)
Total from investment operations	.297	1.286	(.225)	.341	.578	.315
Distributions from net investment income	(.188)	(.408)	(.426)	(.431)	(.443)	(.460)
Distributions from net realized gain	(.049)	(.058)	(.030)	(.080)	(.105)	(.075)
Total distributions	(.237)	(.466)	(.456)	(.511)	(.548)	(.535)
Redemption fees added to paid in capital D	- F	- F	.001	- F	- F	- F
Net asset value, end of period	$ 11.52	$ 11.46	$ 10.64	$ 11.32	$ 11.49	$ 11.46
Total Return B, C	2.63%	12.31%	(2.06)%	3.08%	5.21%	2.72%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49% A	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.48% A	.48%	.44%	.44%	.42%	.47%
Net investment income	3.30% A	3.64%	3.84%	3.84%	3.91%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 608,511	$ 587,643	$ 462,018	$ 438,843	$ 432,785	$ 434,483
Portfolio turnover rate	18% A	15%	15%	11%	23%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	83.2	83.3	75.0
31 - 90	5.4	4.9	9.7
91 - 180	4.5	4.9	7.1
181 - 397	6.9	6.9	8.2
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity Connecticut Municipal Money Market Fund	35 Days	32 Days	43 Days
Connecticut Tax-Free Money Market Funds Average*	35 Days	36 Days	39 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Variable Rate Demand Notes (VRDNs) 68.8%	Variable Rate Demand Notes (VRDNs) 65.3%
Commercial Paper (including CP Mode) 2.0%	Commercial Paper (including CP Mode) 1.5%
Municipal Notes 14.1%	Municipal Notes 12.5%
Fidelity Municipal Cash Central Fund 13.7%	Fidelity Municipal Cash Central Fund 13.1%
Other Investments 3.2%	Other Investments 4.8%
Net Other Assets** (1.8)%	Net Other Assets 2.8%

** Net Other Assets are not included in pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 101.8%
	Principal Amount	Value
Connecticut - 85.7%
Berlin Gen. Oblig. BAN 0.5% 9/1/10 (a)	$ 3,640,000	$ 3,640,946
Bloomfield Gen. Oblig. BAN 2% 11/30/10	19,500,000	19,652,978
Brookfield Gen. Oblig. BAN 2% 9/13/10	7,305,000	7,334,366
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.27%, LOC Citibank NA, VRDN (b)	5,525,000	5,525,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.25%, LOC HSBC Bank USA, NA, VRDN (b)	16,200,000	16,200,000
Series 1999, 0.3%, LOC HSBC Bank USA, NA, VRDN (b)	1,075,000	1,075,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999, 0.8% tender 6/10/10, CP mode	7,300,000	7,300,000
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 0.45%, LOC TD Banknorth, NA, VRDN (b)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.57%, LOC RBS Citizens NA, VRDN (b)(e)	4,710,000	4,710,000
Series 2004 B, 0.57%, LOC RBS Citizens NA, VRDN (b)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5.375% 12/15/10	1,000,000	1,026,973
Series 2002 D, 5% 11/15/10	750,000	765,783
Series 2003 D, 5% 8/1/10	5,000,000	5,037,280
Series 2004 C, 5% 4/1/11	1,000,000	1,037,811
Series 2005 D, 5% 11/15/10	2,400,000	2,451,178
Series 2007 E, 5% 3/15/11	1,000,000	1,036,472
BAN:
Series 2009 B, 4% 6/1/11	16,900,000	17,500,815
Series 2010 A, 2% 5/19/11	17,300,000	17,557,783
Series 2004 A, 0.4% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	59,290,000	59,290,000
Series 2005 A1, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	73,415,000	73,415,000
Series 2005 A2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	3,140,000	3,140,000
Series B, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	7,410,000	7,410,000
Connecticut Health & Edl. Facilities Auth. Participating VRDN:
Series BC 10 30B, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(f)	5,540,000	5,540,000
Series Putters 3711, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,265,000	4,265,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Participating VRDN: - continued
Series ROC II R 11854, 0.3% (Liquidity Facility Citibank NA) (b)(f)	$ 8,205,000	$ 8,205,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 0.33% tender 9/16/10, CP mode	6,000,000	6,000,000
Series S2:
0.2% tender 6/15/10, CP mode	8,000,000	8,000,000
0.3% tender 6/10/10, CP mode	4,160,000	4,160,000
Participating VRDN:
BC 10 23B, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(f)	5,545,000	5,545,000
MS 08 3161, 0.27% (Liquidity Facility Morgan Stanley) (b)(f)	5,000,000	5,000,000
ROC II R 11838, 0.29% (Liquidity Facility Citibank NA) (b)(f)	3,265,000	3,265,000
Series BA 08 1080, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BBT 08 17, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,240,000	10,240,000
Series BBT 08 32, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	14,520,000	14,520,000
Series BC 10 26B, 0.26% (Liquidity Facility Barclays Bank PLC) (b)(f)	7,840,000	7,840,000
Series EGL 02 6027 Class A, 0.29% (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.29% (Liquidity Facility Citibank NA) (b)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,300,000	7,300,000
Series Putters 2861, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 2862, 0.29% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500,000	3,500,000
Series ROC II R 10347, 0.29% (Liquidity Facility Citibank NA) (b)(f)	32,600,000	32,600,000
(Avon Old Farms Proj.):
Series A, 0.29%, LOC Bank of America NA, VRDN (b)	15,000,000	15,000,000
Series B, 0.35%, LOC Bank of America NA, VRDN (b)	5,660,000	5,660,000
(Bradley Health Care, Inc. Proj.) Series B, 0.28%, LOC Bank of America NA, VRDN (b)	10,800,000	10,800,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Charlotte Hungerford Hosp. Proj.) Series C, 0.42%, LOC Bank of America NA, VRDN (b)	$ 3,825,000	$ 3,825,000
(Choate Rosemary Hall Proj.) Series D, 0.22%, LOC JPMorgan Chase Bank, VRDN (b)	23,000,000	23,000,000
(Gaylord Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (b)	18,490,000	18,490,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (b)	2,300,000	2,300,000
(Greenwich Academy Proj.) Series C, 0.27%, LOC Wells Fargo Bank NA, VRDN (b)	1,085,000	1,085,000
(Griffin Hosp. Proj.) Series C, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 0.38%, LOC RBS Citizens NA, VRDN (b)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.29%, LOC Bank of America NA, VRDN (b)	23,075,000	23,075,000
(Health Care Cap. Asset Prog.):
Series A1, 0.29%, LOC Bank of America NA, VRDN (b)	20,585,000	20,585,000
Series B1, 0.29%, LOC Bank of America NA, VRDN (b)	28,200,000	28,200,000
(Hosp. of Central Connecticut Proj.) Series A, 0.28%, LOC Bank of America NA, VRDN (b)	31,945,000	31,945,000
(Masonicare Corp. Proj.):
Series C, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	42,420,000	42,420,000
Series D, 0.29%, LOC Wells Fargo Bank NA, VRDN (b)	21,395,000	21,395,000
(Pierce Memorial Baptist Home Proj.) Series A, 0.24%, LOC Bank of America NA, VRDN (b)	8,410,000	8,410,000
(Pomfret School Issue Proj.) Series A, 0.38%, LOC Bank of America NA, VRDN (b)	4,825,000	4,825,000
(Ridgefield Academy Proj.) Series A, 0.29%, LOC Bank of America NA, VRDN (b)	9,700,000	9,700,000
(Sacred Heart Univ. Proj.) Series F, 0.3%, LOC Bank of America NA, VRDN (b)	20,205,000	20,205,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.29%, LOC JPMorgan Chase Bank, VRDN (b)	140,500,000	140,499,997
(The Taft School Proj.) Series H, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	9,485,000	9,485,000
(United Methodist Home Proj.) Series 2001 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	1,000,000	1,000,000
(Univ. of Bridgeport Proj.) Series B, 0.45%, LOC Banco Santander SA, VRDN (b)	9,805,000	9,805,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of New Haven Proj.):
Series 2008 H, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	$ 33,100,000	$ 33,100,000
Series E, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	13,205,000	13,205,000
Series G, 0.24%, LOC Wells Fargo Bank NA, VRDN (b)	13,880,000	13,880,000
(Washington Montessori School Proj.) Series A, 0.34%, LOC Wells Fargo Bank NA, VRDN (b)	4,275,000	4,275,000
(Wesleyan Univ. Proj.) Series H, 0.29%, VRDN (b)	14,855,000	14,855,000
(Yale Univ. Proj.):
Series T2, 0.22%, VRDN (b)	6,000,000	6,000,000
Series U1, 0.23%, VRDN (b)	20,100,000	20,100,000
Series U2, 0.2%, VRDN (b)	8,405,000	8,405,000
Series V1, 0.25%, VRDN (b)	8,700,000	8,700,000
Series X2, 0.25%, VRDN (b)	8,690,000	8,690,000
Series Y3, 0.25%, VRDN (b)	3,700,000	3,700,000
(Yale-New Haven Hosp. Proj.):
Series K2, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	3,430,000	3,430,000
Series L1, 0.2%, LOC Bank of America NA, VRDN (b)	3,800,000	3,800,000
Series L2, 0.2%, LOC Bank of America NA, VRDN (a)(b)	5,000,000	5,000,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	25,990,000	25,990,000
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	5,370,000	5,370,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	14,041,000	14,041,000
Series 1990 C, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	1,195,000	1,195,000
Series 2000 B3, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	8,100,000	8,100,000
Series 2001 D3, 0.32% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	4,900,000	4,900,000
Series 2002 A3, 0.28% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	3,600,000	3,600,000
Series 2002 F2, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	20,735,000	20,735,000
Series 2006 B1, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)	10,935,000	10,935,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Series 2009 A2, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	$ 16,000,000	$ 16,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2001 A, 4.5% 10/1/10	2,000,000	2,028,288
Series 2001 B, 5.375% 10/1/10	10,340,000	10,512,855
Connecticut State Revolving Fund Gen. Rev. Bonds:
Series 2008 A, 5% 2/1/11	2,000,000	2,062,195
Series 2009 A, 2% 6/1/10	2,795,000	2,795,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	19,400,000	19,447,852
Derby Gen. Oblig. BAN 1.5% 6/3/10	5,500,000	5,500,315
East Haddam Gen. Oblig. BAN 0.75% 8/11/10	3,225,000	3,226,717
East Lyme Gen. Oblig. BAN Series 2010, 1.5% 2/9/11	1,000,000	1,008,146
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	19,600,000	19,629,176
Greenwich Gen. Oblig. BAN Series 2010, 1.5% 1/27/11	20,000,000	20,159,067
Guilford Gen. Oblig. BAN 2% 8/25/10	11,400,000	11,438,547
Ledyard Gen. Oblig. BAN 2% 7/13/10	9,520,000	9,533,698
Madison Gen. Oblig. BAN Series 2009, 1.5% 12/15/10	2,500,000	2,514,369
Manchester Gen. Oblig. Bonds Series 2009 A, 1.5% 7/2/10	14,743,000	14,756,085
Milford Gen. Oblig. BAN:
Series 2009 B, 1.75% 11/4/10	1,970,000	1,979,794
1% 11/4/10	21,663,000	21,726,181
Naugatuck Gen. Oblig. BAN 1% 11/3/10	2,800,000	2,806,175
New Haven Gen. Oblig. Series A, 0.35% 6/17/10, LOC Landesbank Hessen-Thuringen, CP	8,562,000	8,562,000
North Branford Gen. Oblig. BAN Series 2009, 1.5% 11/9/10	10,420,000	10,468,024
Shelton Gen. Oblig. BAN Series 2009, 1.5% 8/3/10	10,750,000	10,768,457
Southington Gen. Oblig. BAN 1.5% 3/2/11 (a)	10,000,000	10,081,900
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 2010, 0.25%, LOC Freddie Mac, VRDN (b)(e)	18,095,000	18,095,000
Trumbull Gen. Oblig. BAN 0.5% 9/9/10	9,000,000	9,004,102
Univ. of Connecticut:
Bonds Series 2010 A:
2% 2/15/11	4,855,000	4,911,160
2% 2/15/11	5,575,000	5,639,488
Participating VRDN Series BC 10 41B, 0.3% (Liquidity Facility Barclays Bank PLC) (b)(f)	2,900,000	2,900,000
Vernon Gen. Oblig. BAN 0.5% 6/15/10	3,710,000	3,710,172
Watertown Gen. Oblig. BAN 1.25% 3/30/11	15,500,000	15,616,511
		1,463,438,656
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.41%, LOC RBS Citizens NA, VRDN (b)	$ 4,500,000	$ 4,500,000
Pennsylvania - 0.2%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,675,000	2,675,000
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (b)	17,100,000	17,100,000
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.45%, LOC RBS Citizens NA, VRDN (b)	8,250,000	8,250,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 0.6%, VRDN (b)(e)	7,500,000	7,500,000
	Shares
Other - 13.7%
Fidelity Municipal Cash Central Fund, 0.30% (c)(d)	234,256,000	234,256,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $1,737,719,656)		1,737,719,656
NET OTHER ASSETS - (1.8)%		(30,485,731)
NET ASSETS - 100%		$ 1,707,233,925
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 293,924
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,503,463,656)	$ 1,503,463,656
Fidelity Central Funds (cost $234,256,000)	234,256,000
Total Investments (cost $1,737,719,656)		$ 1,737,719,656
Cash		91,827
Receivable for fund shares sold		15,757,421
Interest receivable		3,009,846
Distributions receivable from Fidelity Central Funds		60,072
Prepaid expenses		1,099
Receivable from investment adviser for expense reductions		7,090
Other receivables		4,260
Total assets		1,756,651,271

Liabilities
Payable for investments purchased Regular delivery	$ 600,076
Delayed delivery	18,722,879
Payable for fund shares redeemed	29,294,803
Distributions payable	156
Accrued management fee	421,743
Other affiliated payables	354,082
Other payables and accrued expenses	23,607
Total liabilities		49,417,346

Net Assets		$ 1,707,233,925
Net Assets consist of:
Paid in capital		$ 1,707,321,002
Distributions in excess of net investment income		(133,451)
Accumulated undistributed net realized gain (loss) on investments		46,374
Net Assets, for 1,706,537,229 shares outstanding		$ 1,707,233,925
Net Asset Value, offering price and redemption price per share ($1,707,233,925 ÷ 1,706,537,229 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 2,193,787
Income from Fidelity Central Funds		293,924
Total income		2,487,711

Expenses
Management fee	$ 3,230,486
Transfer agent fees	914,649
Accounting fees and expenses	88,351
Custodian fees and expenses	8,690
Independent trustees' compensation	3,028
Registration fees	24,579
Audit	19,607
Legal	14,730
Miscellaneous	10,361
Total expenses before reductions	4,314,481
Expense reductions	(1,914,778)	2,399,703
Net investment income		88,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		43,372
Net increase in net assets resulting from operations		$ 131,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 88,008	$ 2,422,886
Net realized gain (loss)	43,372	3,002
Net increase in net assets resulting from operations	131,380	2,425,888
Distributions to shareholders from net investment income	(87,983)	(2,422,242)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,126,983,087	4,325,047,849
Reinvestment of distributions	87,044	2,385,150
Cost of shares redeemed	(2,227,649,910)	(4,636,249,023)
Net increase (decrease) in net assets and shares resulting from share transactions	(100,579,779)	(308,816,024)
Total increase (decrease) in net assets	(100,536,382)	(308,812,378)

Net Assets
Beginning of period	1,807,770,307	2,116,582,685
End of period (including distributions in excess of net investment income of $133,451 and distributions in excess of net investment income of $133,476, respectively)	$ 1,707,233,925	$ 1,807,770,307

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.001	.019	.032	.029	.019
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	.001	.019	.032	.029	.019
Distributions from net investment income	- G	(.001)	(.019)	(.032)	(.029)	(.019)
Distributions from net realized gain (loss)	-	-	- G	-	-	- G
Total distributions	- G	(.001)	(.019)	(.032)	(.029)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% E	.12%	1.97%	3.24%	2.97%	1.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.49% A	.53%	.50%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.27% A	.49%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.27% A	.48%	.42%	.39%	.37%	.39%
Net investment income	.01% A	.12%	1.90%	3.19%	2.94%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,707,234	$ 1,807,770	$ 2,116,583	$ 1,950,435	$ 1,510,217	$ 1,237,430

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount represents less than .01%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the Money Market Fund.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Connecticut Municipal Income Fund	$ 580,367,253	$ 19,715,204	$ (2,229,175)	$ 17,486,029
Fidelity Connecticut Municipal Money Market Fund	1,737,719,656	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $80,174,943 and $51,120,111, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Funds' transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.10%*

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

* During the period, FMR or its affiliates waived a portion of these fees.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous Expense on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$ 1,190

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 89,904

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $1,818,177.

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Connecticut Municipal Income Fund	$ 4,755	$ 812	$ 20
Fidelity Connecticut Municipal Money Market Fund	4,664	2,008	25

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
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2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

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Denver, CO

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Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CTR-USAN-0710
1.786817.107

Fidelity®
New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,034.10	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.30%
Actual		$ 1,000.00	$ 1,000.00	$ 1.50 **
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.51 **

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..51% and the expenses paid in the actual and hypothetical examples above would have been $2.54 and $2.57, respectively.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	49.7	50.8
Transportation	13.6	13.6
Education	6.4	5.4
Escrowed/Pre-Refunded	5.9	8.1
Special Tax	5.5	5.8
Weighted Average Maturity as of May 31, 2010
		6 months ago
Years	6.9	7.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2010
6 months ago
Years	7.1	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
AAA 3.9%	AAA 3.6%
AA,A 79.5%	AA,A 79.8%
BBB 7.4%	BBB 9.2%
BB and Below 0.0%	BB and Below 0.5%
Not Rated 4.1%	Not Rated 4.6%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount	Value
New Jersey - 82.1%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	$ 150,000	$ 150,830
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,160,754
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,281,250
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750,000	2,775,245
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,586,988
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,504
5.25% 8/15/17	20,000	21,459
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,410,089
Series B, 5.25% 2/15/11	2,075,000	2,111,645
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,648,283
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,824,156
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,625,712
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,093,150
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,712,147
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,816,350
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,660,520
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,921,980
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,229,614
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,185,000	2,282,364
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,549,008
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,420,000	$ 2,710,763
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,716,754
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,803,200
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,411,800
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,838,975
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	772,119
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,186,020
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	859,140
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,031,640
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,505,234
5.25% 9/15/17	2,000,000	2,204,840
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (Pre-Refunded to 7/15/12 @ 100) (c)	1,910,000	2,095,232
Series A, 5.25% 7/15/18 (Pre-Refunded to 7/15/12 @ 100) (c)	2,010,000	2,204,930
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	875,050
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	289,184
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,351,640
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	40,000	49,975
New Jersey Bldg. Auth. State Bldg. Rev. Series 2009 A, 5% 12/15/26	3,750,000	3,944,738
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,952,628
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,500,000	$ 3,859,450
5.25% 7/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	320,000	325,027
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000,000	6,811,140
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,786,100
5.5% 12/15/19	14,000,000	16,081,520
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,725,900
Series 2005 O:
5.125% 3/1/28	18,455,000	19,334,931
5.125% 3/1/30	2,175,000	2,255,845
5.25% 3/1/21	2,800,000	3,028,872
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,245,220
5.25% 3/1/22	15,700,000	16,847,984
5.25% 3/1/23	3,340,000	3,588,763
5.25% 3/1/24	9,000,000	9,686,610
5.25% 3/1/25	3,000,000	3,212,610
5.25% 3/1/26	9,000,000	9,617,580
Series 2005 P:
5.125% 9/1/28	6,800,000	7,154,960
5.25% 9/1/26	8,000,000	8,562,080
Series 2006 S, 5% 9/1/36	9,000,000	9,237,060
Series 2007 U, 5% 9/1/37	2,000,000	2,061,100
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,309,030
Series 2008 Y, 5% 9/1/33	3,000,000	3,127,350
Series 2009 BB, 5% 9/1/34	5,000,000	5,213,950
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,338,393
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,704,312
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,436,238
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	2,971,678
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(American Wtr. Co., Inc. Proj.):
Series 2009 A, 5.7% 10/1/39 (b)	$ 5,000,000	$ 5,060,850
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	955,500
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,736,104
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,119,440
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,318,396
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,826,385
(Montclair State Univ. Proj.):
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	181,274
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,268,979
(Princeton Theological Seminary Proj.):
Series 2009 B:
3% 7/1/10	200,000	200,420
4% 7/1/22	1,000,000	1,072,350
5% 7/1/12	175,000	190,874
5% 7/1/13	250,000	280,880
5% 7/1/15	235,000	271,702
5% 7/1/17	490,000	573,163
5% 7/1/18	250,000	292,265
5% 7/1/19	200,000	234,350
Series 2009, 5% 7/1/14	235,000	267,914
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	4,941,250
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,712,655
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,824,075
Series B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	4,976,592
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,123,120
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,885,262
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,587,887
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Envir. Infrastructure Trust: - continued
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100) (c)	$ 30,000	$ 35,296
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,701,145
Series 2008 A, 5% 7/1/11	5,820,000	6,025,446
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,713,236
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,468,879
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,068,710
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,268,092
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	3,007,620
(Saint Mary's Hosp. - Passaic Proj.):
Series 1, 5% 3/1/21	2,680,000	2,846,669
Series 2007 1, 5% 3/1/20	2,030,000	2,168,629
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,901,748
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,742,812
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,458,160
Series 2008 A. 5.25% 10/1/38	5,885,000	6,060,550
Series 2009 A, 5.75% 10/1/31	4,000,000	4,361,280
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/17	2,500,000	2,726,400
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	15,548
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,200,569
Series 2007 1A, 5% 6/1/41	11,735,000	8,066,639
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,679,472
6.5% 1/1/16 (Escrowed to Maturity) (c)	6,100,000	7,066,972
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835,000	3,956,531
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2005 C:
6.5% 1/1/16	$ 595,000	$ 706,925
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	235,024
Series 2009 E, 5.25% 1/1/40	4,920,000	5,201,522
Series 2009 G, 5% 1/1/17	3,745,000	4,151,295
Series 2009 H, 5% 1/1/36	4,000,000	4,161,080
Series 2009 I, 5% 1/1/35	5,000,000	5,220,300
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	157,854
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,399,830
5.75% 12/15/12 (FSA Insured)	5,000,000	5,581,950
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	10,933,909
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	10,916,800
Series 2005 D, 5% 6/15/20	4,000,000	4,320,640
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	4,184,100
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,697,800
0% 12/15/34	4,000,000	1,029,360
0% 12/15/36 (AMBAC Insured)	2,000,000	456,020
Series 2008 A:
0% 12/15/35	11,000,000	2,665,080
0% 12/15/36	25,000,000	5,744,750
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,869,304
Series 2009 A:
0% 12/15/36	1,915,000	428,826
0% 12/15/38	12,500,000	2,486,750
0% 12/15/39	10,000,000	1,874,600
Series B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,339,176
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,628,000
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,041,985
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,451,540
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,716,823
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	$ 1,500,000	$ 1,503,225
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,142,380
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	3,131,980
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,868,700
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,501,268
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,079,748
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,089,610
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	976,140
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,765,048
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,100,000	1,206,469
Series 2009 F, 5% 5/1/30	1,500,000	1,616,130
Series F, 5% 5/1/39	9,500,000	10,030,860
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,165,015
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,168,360
		559,498,879
New Jersey/Pennsylvania - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,385,748
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	2,989,927
Municipal Bonds - continued
	Principal Amount	Value
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev. (Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	$ 2,000,000	$ 2,006,180
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,085,880
		8,467,735
New York & New Jersey - 8.0%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,220,000	5,256,383
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,011,280
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	8,216,403
5.5% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,495,000	1,583,773
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,322,572
134th Series, 5% 1/15/39	4,500,000	4,658,130
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,079,692
138th Series, 5% 12/1/13 (b)	1,745,000	1,926,428
140th Series, 5% 12/1/30	5,000,000	5,295,650
141st Series:
5% 9/1/18 (b)	6,000,000	6,472,200
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,567,424
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,181,170
		54,571,105
Puerto Rico - 3.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,000,000	3,097,830
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,162,240
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,163,120
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,405,800
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,906,941
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,118,740
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	$ 2,500,000	$ 2,547,950
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	6,000,000	919,740
0% 8/1/47 (AMBAC Insured)	1,000,000	101,200
Series 2009 A, 6.5% 8/1/44	1,500,000	1,694,235
		21,117,796
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,097,050
Series 2009 A1, 5% 10/1/24	500,000	511,950
Series 2009 B, 5% 10/1/25	1,200,000	1,217,796
		2,826,796
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $621,160,001)	646,482,311
NET OTHER ASSETS - 5.1%	34,938,488
NET ASSETS - 100%	$ 681,420,799
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	49.7%
Transportation	13.6%
Education	6.4%
Escrowed/Pre-Refunded	5.9%
Special Tax	5.5%
Others* (Individually Less Than 5%)	18.9%
100.0%
* Includes net other assets
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $2,794,355 all of which will expire on November 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $621,160,001)		$ 646,482,311
Cash		24,981,459
Receivable for investments sold		26,045
Receivable for fund shares sold		681,152
Interest receivable		10,491,464
Prepaid expenses		362
Other receivables		6,716
Total assets		682,669,509

Liabilities
Payable for fund shares redeemed	$ 286,461
Distributions payable	575,456
Accrued management fee	206,070
Transfer agent fee payable	118,357
Other affiliated payables	39,384
Other payables and accrued expenses	22,982
Total liabilities		1,248,710

Net Assets		$ 681,420,799
Net Assets consist of:
Paid in capital		$ 658,477,052
Undistributed net investment income		176,838
Accumulated undistributed net realized gain (loss) on investments		(2,555,401)
Net unrealized appreciation (depreciation) on investments		25,322,310
Net Assets, for 58,466,133 shares outstanding		$ 681,420,799
Net Asset Value, offering price and redemption price per share ($681,420,799 ÷ 58,466,133 shares)		$ 11.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 14,122,609

Expenses
Management fee	$ 1,213,780
Transfer agent fees	238,650
Accounting fees and expenses	77,511
Custodian fees and expenses	4,683
Independent trustees' compensation	1,146
Registration fees	18,430
Audit	24,659
Legal	1,586
Miscellaneous	4,737
Total expenses before reductions	1,585,182
Expense reductions	(7,245)	1,577,937
Net investment income		12,544,672
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		238,960
Change in net unrealized appreciation (depreciation) on investment securities		9,643,534
Net gain (loss)		9,882,494
Net increase (decrease) in net assets resulting from operations		$ 22,427,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 12,544,672	$ 23,169,159
Net realized gain (loss)	238,960	(1,635,357)
Change in net unrealized appreciation (depreciation)	9,643,534	43,218,036
Net increase (decrease) in net assets resulting from operations	22,427,166	64,751,838
Distributions to shareholders from net investment income	(12,526,424)	(23,129,946)
Distributions to shareholders from net realized gain	-	(1,254,166)
Total distributions	(12,526,424)	(24,384,112)
Share transactions Proceeds from sales of shares	68,646,068	154,923,430
Reinvestment of distributions	9,103,419	17,660,830
Cost of shares redeemed	(57,732,988)	(109,307,809)
Net increase (decrease) in net assets resulting from share transactions	20,016,499	63,276,451
Redemption fees	2,841	6,127
Total increase (decrease) in net assets	29,920,082	103,650,304

Net Assets
Beginning of period	651,500,717	547,850,413
End of period (including undistributed net investment income of $176,838 and undistributed net investment income of $158,590, respectively)	$ 681,420,799	$ 651,500,717
Other Information Shares
Sold	5,942,594	13,838,721
Issued in reinvestment of distributions	788,043	1,578,245
Redeemed	(4,999,872)	(9,826,857)
Net increase (decrease)	1,730,765	5,590,109

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.48	$ 10.71	$ 11.49	$ 11.65	$ 11.57	$ 11.70
Income from Investment Operations
Net investment incomeD	.218	.431	.440	.442	.448	.459
Net realized and unrealized gain (loss)	.170	.795	(.771)	(.124)	.225	(.023)
Total from investment operations	.388	1.226	(.331)	.318	.673	.436
Distributions from net investment income	(.218)	(.431)	(.439)	(.441)	(.448)	(.458)
Distributions from net realized gain	-	(.025)	(.010)	(.037)	(.145)	(.108)
Total distributions	(.218)	(.456)	(.449)	(.478)	(.593)	(.566)
Redemption fees added to paid in capitalD,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 11.48	$ 10.71	$ 11.49	$ 11.65	$ 11.57
Total ReturnB,C	3.41%	11.64%	(2.98)%	2.83%	6.02%	3.77%
Ratios to Average Net AssetsE
Expenses before reductions	.48%A	.48%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.48%A	.48%	.48%	.47%	.48%	.48%
Expenses net of all reductions	.48%A	.47%	.45%	.43%	.41%	.43%
Net investment income	3.79%A	3.85%	3.90%	3.87%	3.91%	3.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 681,421	$ 651,501	$ 547,850	$ 596,718	$ 584,928	$ 564,957
Portfolio turnover rate	5%A	6%	19%	10%	17%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	87.6	82.1	81.1
31 - 90	4.9	4.9	3.3
91 - 180	3.0	4.8	5.9
181 - 397	4.5	8.2	9.7
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity New Jersey Municipal Money Market Fund	28 Days	35 Days	42 Days
New Jersey Tax-Free Money Market Funds Average*	32 Days	35 Days	37 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Variable Rate Demand Notes (VRDNs) 70.2%	Variable Rate Demand Notes (VRDNs) 67.9%
Commercial Paper (including CP Mode) 0.9%	Commercial Paper (including CP Mode) 0.7%
Municipal Notes 15.7%	Municipal Notes 17.3%
Fidelity Municipal Cash Central Fund 11.8%	Fidelity Municipal Cash Central Fund 12.0%
Other Investments 0.7%	Other Investments 1.8%
Net Other Assets 0.7%	Net Other Assets 0.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.3%
	Principal Amount	Value
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.24%, LOC TD Banknorth, NA, VRDN (a)	$ 6,200,000	$ 6,200,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.33%, LOC Bayerische Landesbank, VRDN (a)(d)	550,000	550,000
Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	2,900,000	2,900,000
		3,450,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	3,100,000	3,100,000
New Jersey - 66.9%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.25%, LOC Fannie Mae, VRDN (a)(d)	21,000,000	21,000,000
Bergenfield Borough Gen. Oblig. BAN 1% 10/1/10	4,909,500	4,916,168
Bernards Township Gen. Oblig. Bonds 2% 9/15/10	1,875,000	1,883,564
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	13,165,000	13,237,115
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 0.27%, LOC Fannie Mae, VRDN (a)(d)	900,000	900,000
Camden Gen. Oblig. BAN Series 2009 B, 2% 8/25/10	10,266,250	10,284,182
Carteret Gen. Oblig. BAN:
1.5% 10/22/10	12,472,163	12,511,449
1.5% 2/10/11	4,300,000	4,324,965
Chatham Township Gen. Oblig. BAN Series B, 2% 7/23/10	760,000	761,072
Cranbury Township Gen. Oblig. BAN 1.25% 6/11/10	1,830,000	1,830,286
Denville Township BAN 1.5% 4/8/11	2,262,650	2,280,078
Englewood Gen. Oblig. BAN Series 2010 B, 1.5% 5/6/11	15,800,000	15,947,443
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	22,100,000	22,122,807
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Gloucester County Gen. Oblig. Bonds Series 2009 B, 2% 10/15/10	1,250,000	1,256,865
Hopewell Township Gen. Oblig. BAN:
1.5% 6/10/10	16,742,000	16,746,314
1.5% 4/15/11	4,560,750	4,599,054
2% 9/16/10	3,705,000	3,718,033
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.26%, LOC Bank of New York, New York, VRDN (a)	$ 35,320,000	$ 35,320,000
Kinnelon Gen. Oblig. BAN 1.25% 2/25/11	3,245,300	3,262,664
Manchester Township Gen. Oblig. BAN Series 2010, 1% 10/15/10	10,370,000	10,390,123
Mercer County Gen. Oblig. BAN:
Series 2009, 1.5% 6/17/10	14,790,000	14,797,518
Series 2010 A, 1% 6/17/10	16,100,000	16,105,252
Millburn Township Gen. Oblig. BAN 1.5% 1/14/11	3,572,288	3,594,833
Millstone Township Gen. Oblig. BAN 1.5% 3/16/11	7,461,688	7,501,959
Moorestown Township Gen. Oblig. BAN 1.5% 9/2/10	3,750,000	3,759,459
Morris Plains BAN 2% 7/23/10	1,835,000	1,836,675
Mountain Lakes Gen. Oblig. BAN 1.5% 2/11/11	1,518,100	1,528,118
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A1, 0.24%, LOC Bank of New York, New York, VRDN (a)	17,200,000	17,200,000
Series 2003 A2, 0.24%, LOC Bank of New York, New York, VRDN (a)	15,000,000	15,000,000
Series 2003 A4, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,200,000	4,200,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
Participating VRDN:
Series Floaters 3032, 0.29% (Liquidity Facility Morgan Stanley) (a)(e)	1,650,000	1,650,000
Series Floaters 3130, 0.31% (Liquidity Facility Morgan Stanley) (a)(e)	4,000,000	4,000,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	2,685,000	2,685,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.) Series 2005, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,600,000	2,600,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds (Keystone Urban Renewal Proj.) Series 1992, 0.38% tender 9/15/10, LOC BNP Paribas SA, CP mode (d)	2,000,000	2,000,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	7,395,000	7,395,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Applewood Estates Proj.):
Series 2005 B, 0.19%, LOC TD Banknorth, NA, VRDN (a)	$ 24,835,000	$ 24,835,000
Series 2005 C, 0.19%, LOC TD Banknorth, NA, VRDN (a)	6,900,000	6,900,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.23%, LOC TD Banknorth, NA, VRDN (a)	3,900,000	3,900,000
(LPS Inds. Proj.) 0.44%, LOC Wells Fargo Bank NA, VRDN (a)(d)	5,295,000	5,295,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	11,400,000	11,400,000
Series 2008 V3, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	37,590,000	37,590,000
Series 2008 V4, 0.25%, LOC Bank of America NA, VRDN (a)	30,645,000	30,645,000
Series 2008 V5, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	63,550,000	63,550,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.31%, LOC Citibank NA, VRDN (a)(d)	69,300,000	69,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	19,400,000	19,400,000
Series 2006 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Higher Ed. Cap. Impt. Proj.) Series 2004 A, 5.25% 9/1/10	1,505,000	1,522,247
Participating VRDN Series BA 08 1045, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
Series 1997 A, 0.25% 8/12/10, CP	2,200,000	2,200,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	24,000,000	24,029,600
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	17,055,000	17,055,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,975,000	7,975,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.):
Series 2003 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 15,750,000	$ 15,750,000
Series 2003 B, 0.26%, LOC Bank of America NA, VRDN (a)	14,475,000	14,475,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	6,820,000	6,820,000
(Princeton Healthcare Sys. Proj.) Series 2010 B, 0.23%, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	16,500,000	16,500,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.27%, LOC Bank of America NA, VRDN (a)	21,095,000	21,095,000
(South Jersey Hosp. Proj.) Series 2004 A4, 0.25%, LOC TD Banknorth, NA, VRDN (a)	1,400,000	1,400,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.26%, LOC TD Banknorth, NA, VRDN (a)	10,000,000	10,000,000
(Virtua Health Proj.):
Series 2004, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	28,860,000	28,860,000
Series 2009 D, 0.23%, LOC TD Banknorth, NA, VRDN (a)	13,285,000	13,285,000
Series 2006 A6, 0.25%, LOC Bank of America NA, VRDN (a)	815,000	815,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Putters 3641, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,435,000	5,435,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.35%, LOC Dexia Cr. Local de France, VRDN (a)(d)	4,200,000	4,200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.27%, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
0.29%, LOC Bank of America NA, VRDN (a)	30,955,000	30,955,000
Series 2008 F, 0.33%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	13,835,000	13,835,000
0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
(Single Family Hsg. Proj.):
Series 2005 N, 0.37% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 11,415,000	$ 11,415,000
Series 2005 O, 0.42% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	300,000	300,000
Series 2005 Q, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(d)	990,000	990,000
Series 2007 V, 0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	66,375,000	66,375,000
Series 2008 Y, 0.29% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	78,130,000	78,129,997
Series 2008 Z, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 BB, 0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	9,000,000	9,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	29,500,000	29,500,000
Series 2009 B, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,800,000	17,800,000
Series 2009 C, 0.2%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,400,000	1,400,000
Series 2009 D, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,945,000	16,945,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series 2006 A, 5% 6/15/10	9,530,000	9,546,041
Series 2009 C, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	11,600,000	11,600,000
Series 2009 D, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	65,200,000	65,200,000
New Providence Gen. Oblig. BAN 1.5% 1/27/11	4,019,100	4,043,003
Ocean Township Gen. Oblig. BAN 1.25% 3/4/11	2,635,900	2,645,973
Princeton Borough Gen. Oblig. BAN 1.5% 6/11/10	3,300,000	3,300,935
Ramsey Gen. Oblig. BAN 1.5% 1/19/11	4,845,000	4,871,299
Ridgewood Gen. Oblig. BAN 2% 6/25/10	3,215,000	3,217,962
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Saddle River Gen. Oblig. BAN 1.5% 4/1/11	7,315,000	7,376,230
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.):
Series 1997 A, 0.19%, LOC Bank of New York, New York, VRDN (a)	$ 8,000,000	$ 8,000,000
Series 1997 B, 0.24%, LOC Bank of New York, New York, VRDN (a)(d)	2,200,000	2,200,000
Sparta Township Gen. Oblig. BAN 1.5% 5/27/11	7,231,200	7,300,667
Summit Gen. Oblig. BAN:
1.25% 1/21/11	1,940,000	1,947,363
1.5% 12/10/10	5,675,000	5,707,987
Teaneck Township Gen. Oblig. BAN 1.5% 4/26/11	18,921,411	19,084,118
Township of Bridgewater BAN 2% 8/18/10	7,000,000	7,019,455
Township of Washington Morris County BAN 1.75% 10/22/10	8,348,500	8,382,582
Union County Gen. Oblig. BAN:
1.75% 7/1/10	36,900,000	36,939,852
2% 7/1/10	15,000,000	15,019,516
Union Township Gen. Oblig. BAN 2% 8/6/10	9,596,000	9,605,570
		1,442,491,393
New Jersey/Pennsylvania - 4.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	36,100,000	36,100,000
Series 2008 B, 0.23%, LOC TD Banknorth, NA, VRDN (a)	50,790,000	50,790,000
		86,890,000
New York - 0.1%
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 0.37%, LOC RBS Citizens NA, VRDN (a)	1,800,000	1,800,000
New York & New Jersey - 14.3%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Austin 07 1017, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	70,980,000	70,980,000
Series BA 08 1066, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,565,000	5,565,000
Series BA 08 1067, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.36% (Liquidity Facility Bank of America NA) (a)(d)(e)	24,260,000	24,260,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series DB 636, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	$ 8,700,000	$ 8,700,000
Series EGL 06 107 Class A, 0.35% (Liquidity Facility Citibank NA) (a)(d)(e)	39,200,000	39,200,000
Series GS 08 31TP, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,545,000	20,545,000
Series Putters 1546, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,860,000	3,860,000
Series Putters 2945, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3095, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,620,000	16,620,000
Series Putters 3114, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.38% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series 1991 1, 0.37%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.37%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.34%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.37%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.37%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.35%, VRDN (a)	10,000,000	10,000,000
Series A, 0.4% 6/10/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	12,895,000	12,895,000
		307,295,000
Ohio - 0.6%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.45%, VRDN (a)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.41%, LOC RBS Citizens NA, VRDN (a)	6,400,000	6,400,000
		12,400,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 900,000	$ 900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,100,000	2,100,000
		3,000,000
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Texas - 0.6%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	5,500,000	5,500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(d)	8,300,000	8,300,000
		13,800,000
Washington - 0.1%
Port of Seattle Rev. Series 2005, 0.32%, LOC Fortis Banque SA, VRDN (a)(d)	2,100,000	2,100,000
	Shares
Other - 11.8%
Fidelity Municipal Cash Central Fund, 0.30% (b)(c)	254,867,000	254,867,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,141,693,393)		2,141,693,393
NET OTHER ASSETS - 0.7%		14,811,408
NET ASSETS - 100%		$ 2,156,504,801
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 2.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.37%, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.37%, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.34%, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.37%, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.37%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 314,283
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $129,109 all of which will expire on November 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,886,826,393)	$ 1,886,826,393
Fidelity Central Funds (cost $254,867,000)	254,867,000
Total Investments (cost $2,141,693,393)		$ 2,141,693,393
Cash		276,727
Receivable for investments sold on a delayed delivery basis		3,000,034
Receivable for fund shares sold		27,204,039
Interest receivable		3,853,350
Distributions receivable from Fidelity Central Funds		65,039
Prepaid expenses		1,344
Other receivables		315
Total assets		2,176,094,241

Liabilities
Payable for fund shares redeemed	$ 18,464,237
Distributions payable	192
Accrued management fee	572,090
Other affiliated payables	527,802
Other payables and accrued expenses	25,119
Total liabilities		19,589,440

Net Assets		$ 2,156,504,801
Net Assets consist of:
Paid in capital		$ 2,156,593,418
Undistributed net investment income		139
Accumulated undistributed net realized gain (loss) on investments		(88,756)
Net Assets, for 2,154,941,603 shares outstanding		$ 2,156,504,801
Net Asset Value, offering price and redemption price per share ($2,156,504,801 ÷ 2,154,941,603 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 3,092,676
Income from Fidelity Central Funds		314,283
Total income		3,406,959

Expenses
Management fee	$ 4,055,320
Transfer agent fees	1,406,430
Accounting fees and expenses	105,948
Custodian fees and expenses	15,840
Independent trustees' compensation	3,793
Registration fees	30,728
Audit	20,006
Legal	6,953
Miscellaneous	12,702
Total expenses before reductions	5,657,720
Expense reductions	(2,361,234)	3,296,486
Net investment income		110,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,407
Net increase in net assets resulting from operations		$ 115,880

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 110,473	$ 2,694,938
Net realized gain (loss)	5,407	(61,474)
Net increase in net assets resulting from operations	115,880	2,633,464
Distributions to shareholders from net investment income	(110,334)	(2,697,362)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,071,548,571	6,578,230,206
Reinvestment of distributions	109,134	2,655,111
Cost of shares redeemed	(3,156,750,265)	(6,938,196,289)
Net increase (decrease) in net assets and shares resulting from share transactions	(85,092,560)	(357,310,972)
Total increase (decrease) in net assets	(85,087,014)	(357,374,870)

Net Assets
Beginning of period	2,241,591,815	2,598,966,685
End of period (including undistributed net investment income of $139 and $0, respectively)	$ 2,156,504,801	$ 2,241,591,815

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	-F	.001	.019	.032	.029	.018
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	-F	.001	.019	.032	.029	.018
Distributions from net investment income	-F	(.001)	(.019)	(.032)	(.029)	(.018)
Distributions from net realized gain	-	-	-F	-	-	-
Total distributions	-F	(.001)	(.019)	(.032)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.00%	.11%	1.90%	3.23%	2.95%	1.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%A	.55%	.52%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.30%A	.51%	.52%	.51%	.52%	.52%
Expenses net of all reductions	.30%A	.51%	.44%	.41%	.40%	.43%
Net investment income	.01%A	.11%	1.84%	3.18%	2.91%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,156,505	$ 2,241,592	$ 2,598,967	$ 2,220,873	$ 1,774,867	$ 1,506,677

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Income Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For the Money Market Fund as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost which approximates value and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to excise tax regulations and wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity New Jersey Municipal Income Fund	$ 620,992,126	$ 27,550,226	$ (2,060,041)	$ 25,490,185
Fidelity New Jersey Municipal Money Market Fund	2,141,693,393	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $14,450,538 and $15,463,654, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous Expense on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$ 1,320

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period for the Money Market fund. The amount of the waiver is $2,360,659.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity New Jersey Municipal Income Fund	$ 3,779	$ 3,453	$ 13
Fidelity New Jersey Municipal Money Market Fund	575	-	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NJN-USAN-0710
1.786819.107

Fidelity®
New Jersey AMT
Tax-Free Money Market Fund -

Fidelity New Jersey AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
New Jersey AMT Tax-Free Money Market	.28%
Actual		$ 1,000.00	$ 1,000.10	$ 1.40
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.41
Institutional Class	.20%
Actual		$ 1,000.00	$ 1,000.50	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Service Class	.28%
Actual		$ 1,000.00	$ 1,000.05	$ 1.40**
HypotheticalA		$ 1,000.00	$ 1,023.54	$ 1.41**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Service Class	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/10	% of fund's investments 11/30/09	% of fund's investments 5/31/09
0 - 30	87.7	82.9	85.5
31 - 90	7.4	1.9	4.9
91 - 180	1.1	5.0	2.9
181 - 397	3.8	10.2	6.7
Weighted Average Maturity
	5/31/10	11/30/09	5/31/09
Fidelity New Jersey AMT Tax-Free Money Market Fund	23 Days	37 Days	33 Days
New Jersey Tax-Free Money Market Funds Average*	32 Days	35 Days	37 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Variable Rate Demand Notes (VRDNs) 71.6%	Variable Rate Demand Notes (VRDNs) 73.4%
Commercial Paper (including CP Mode) 0.1%	Commercial Paper (including CP Mode) 0.1%
Municipal Notes 18.2%	Municipal Notes 15.6%
Fidelity Tax-Free Cash Central Fund 7.8%	Fidelity Tax-Free Cash Central Fund 7.9%
Other Investments 1.7%	Other Investments 2.8%
Net Other Assets 0.6%	Net Other Assets 0.2%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 1,200,000	$ 1,200,000
Delaware/New Jersey - 0.4%
Delaware River & Bay Auth. Rev. Series 2008, 0.24%, LOC TD Banknorth, NA, VRDN (a)	3,700,000	3,700,000
Florida - 2.9%
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 0.37%, LOC Bank of Scotland PLC, VRDN (a)	25,165,000	25,165,000
Maryland - 0.1%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 0.46%, LOC RBS Citizens NA, VRDN (a)	800,000	800,000
Nevada - 0.2%
Clark County Arpt. Rev. Series 2008 D2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	1,300,000	1,300,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.95% tender 6/3/10, CP mode	1,200,000	1,200,000
New Jersey - 73.0%
Allendale Gen. Oblig. BAN 1.25% 2/1/11	2,211,000	2,220,884
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2009, 2% 10/13/10	6,300,000	6,334,510
Camden Gen. Oblig. BAN:
Series 2009 B, 2% 8/25/10	5,100,000	5,108,908
Series A, 2% 10/15/10	2,771,425	2,777,141
Chatham Township Gen. Oblig. BAN 1.5% 7/23/10	3,711,250	3,715,237
Clark Township Gen. Oblig. BAN 1.5% 3/25/11	8,810,000	8,878,433
Englewood Gen. Oblig. BAN:
Series 2010 A, 1.25% 7/2/10	8,365,000	8,370,742
Series 2010 B, 1.5% 5/6/11	6,448,721	6,508,899
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	8,900,000	8,909,185
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,190,000	4,190,000
Hillsborough Township Gen. Oblig. BAN 1.5% 12/10/10	2,492,945	2,502,045
Hopewell Township Gen. Oblig. BAN 1.5% 6/10/10	8,900,000	8,902,293
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.26%, LOC Bank of New York, New York, VRDN (a)	29,355,000	29,355,000
Mahwah Township Gen. Oblig. BAN 1.5% 6/11/10	5,475,000	5,476,568
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Mercer County Gen. Oblig. BAN Series 2010 A, 1% 6/17/10	$ 7,000,000	$ 7,002,283
New Jersey Bldg. Auth. State Bldg. Rev.:
Bonds Series 2004 B, 5% 12/15/10	5,405,000	5,527,423
Series 2003 A1, 0.24%, LOC Bank of New York, New York, VRDN (a)	15,000,000	15,000,000
Series 2003 A2, 0.24%, LOC Bank of New York, New York, VRDN (a)	34,550,000	34,550,000
Series 2003 A3, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	1,500,000	1,500,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Catholic Cmnty. Svcs.) Series 1995, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	3,305,000	3,305,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.26%, LOC Citibank NA, VRDN (a)	21,400,000	21,400,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	5,240,000	5,240,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2002 C, 5% 6/15/10	9,110,000	9,125,441
(Applewood Estates Proj.) Series 2005 B, 0.19%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.23%, LOC TD Banknorth, NA, VRDN (a)	18,200,000	18,200,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	4,585,000	4,585,000
Series 2008 V3, 0.24%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	30,000,000	30,000,000
Series 2008 V4, 0.25%, LOC Bank of America NA, VRDN (a)	86,135,000	86,135,001
Series 2008 V5, 0.21%, LOC Wells Fargo Bank NA, VRDN (a)	30,700,000	30,700,000
Series 2008 X, 0.27%, LOC Bank of America NA, VRDN (a)	5,775,000	5,775,000
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	12,000,000	12,014,800
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.26%, LOC Bank of America NA, VRDN (a)	6,355,000	6,355,000
Series 2008 C, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 0.23%, LOC Wells Fargo Bank NA, VRDN (a)	4,805,000	4,805,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Meridian Health Sys. Proj.):
Series 2003 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	$ 14,200,000	$ 14,200,000
Series 2003 B, 0.26%, LOC Bank of America NA, VRDN (a)	8,725,000	8,725,000
Series 2006 A5, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	6,675,000	6,675,000
(St. Francis Med. Ctr. Proj.) Series 2003 A5, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	1,315,000	1,315,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.26%, LOC TD Banknorth, NA, VRDN (a)	21,000,000	21,000,000
(Virtua Health Proj.) Series 2004, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	10,055,000	10,055,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2008 BB, 0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	9,000,000	9,000,000
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN Series Clipper 07 9, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	10,860,000	10,860,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Series 2009 B, 0.23%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,400,000	9,400,000
Series 2009 D, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,235,000	2,235,000
New Jersey Trans. Trust Fund Auth.:
Series 2009 C, 0.26%, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 2009 D, 0.27%, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	24,100,000	24,100,000
Park Ridge Borough Gen. Oblig. BAN 1.5% 2/4/11	4,726,650	4,754,409
Rutgers State Univ. Rev. Participating VRDN Series Putters 3445, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500,000	2,500,000
Salem County Poll. Cont. Fin. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1997 A, 0.19%, LOC Bank of New York, New York, VRDN (a)	2,000,000	2,000,000
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A4, 0.22%, LOC Wells Fargo Bank NA, VRDN (a)	1,950,000	1,950,000
Stafford Township Gen. Oblig. BAN Series 2009 B, 1.5% 6/1/10	14,800,000	14,800,000
Summit Gen. Oblig. BAN 1.5% 1/21/11	1,630,000	1,638,783
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Tewksbury Township Gen. Oblig. BAN 2% 6/24/10	$ 10,549,181	$ 10,558,162
Union County Gen. Oblig. BAN:
1.75% 7/1/10	18,100,000	18,119,638
2% 7/1/10	19,000,000	19,024,721
		625,280,506
New Jersey/Pennsylvania - 6.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 B1, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	4,000,000	4,000,000
Series 2007 B2, 0.29%, LOC Dexia Cr. Local de France, VRDN (a)	2,600,000	2,600,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.27%, LOC Bank of America NA, VRDN (a)	19,100,000	19,100,000
Series 2008 B, 0.23%, LOC TD Banknorth, NA, VRDN (a)	28,485,000	28,485,000
		54,185,000
New York & New Jersey - 6.7%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series Putters 1546, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,345,000	6,345,000
Series Putters 3094, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,040,000	16,040,000
Series Putters 3647, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,770,000	1,770,000
Series ROC II R 11793, 0.3% (Liquidity Facility Citibank NA) (a)(d)	7,375,000	7,375,000
Series 1992 2, 0.34%, VRDN (a)(e)	6,900,000	6,900,000
Series 1997 1, 0.34%, VRDN (a)(e)	8,900,000	8,900,000
Series 1997 2, 0.34%, VRDN (a)(e)	10,400,000	10,400,000
		57,730,000
Ohio - 0.5%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 0.45%, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - 0.7%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 4,600,000	$ 4,600,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
		5,500,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.23%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,000,000	2,000,000
Tennessee - 0.3%
Shelby County Gen. Oblig. Series 2006 C, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,225,000	2,225,000
Texas - 0.1%
Harris County Gen. Oblig. Participating VRDN Series ROC II R 718 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	480,000	480,000
	Shares
Other - 7.8%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	66,348,000	66,348,000
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $851,113,506)		851,113,506
NET OTHER ASSETS - 0.6%		5,246,912
NET ASSETS - 100%		$ 856,360,418
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 3.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.34%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 0.34%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 0.34%, VRDN	9/15/97	$ 10,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 81,008
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $51,740 all of which will expire on November 30, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $784,765,506)	$ 784,765,506
Fidelity Central Funds (cost $66,348,000)	66,348,000
Total Investments (cost $851,113,506)		$ 851,113,506
Cash		1,814,047
Receivable for investments sold on a delayed delivery basis		1,000,000
Receivable for fund shares sold		1,012,482
Interest receivable		2,222,150
Distributions receivable from Fidelity Central Funds		15,548
Receivable from investment adviser for expense reductions		19,635
Other receivables		185
Total assets		857,197,553

Liabilities
Payable for fund shares redeemed	522,133
Distributions payable	5,280
Accrued management fee	144,965
Transfer agent fee payable	164,516
Distribution fees payable	26
Other affiliated payables	215
Total liabilities		837,135

Net Assets		$ 856,360,418
Net Assets consist of:
Paid in capital		$ 856,311,333
Distributions in excess of net investment income		(40)
Accumulated undistributed net realized gain (loss) on investments		49,125
Net Assets		$ 856,360,418

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 20010 (Unaudited)

New Jersey AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($355,906,326 ÷ 355,513,224 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($500,330,495 ÷ 499,955,816 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($123,597 ÷ 123,502 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Interest		$ 1,286,482
Income from Fidelity Central Funds		81,008
Total income		1,367,490

Expenses
Management fee	$ 943,301
Transfer agent fees	334,905
Distribution fees	161
Independent trustees' compensation	1,664
Total expenses before reductions	1,280,031
Expense reductions	(187,014)	1,093,017
Net investment income		274,473
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,386)
Net increase in net assets resulting from operations		$ 273,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 274,473	$ 4,308,922
Net realized gain (loss)	(1,386)	20,819
Net increase in net assets resulting from operations	273,087	4,329,741
Distributions to shareholders from net investment income	(274,513)	(4,304,815)
Distributions to shareholders from net realized gain	-	(157,560)
Total distributions	(274,513)	(4,462,375)
Share transactions - net increase (decrease)	(201,235,557)	(429,592,793)
Total increase (decrease) in net assets	(201,236,983)	(429,725,427)

Net Assets
Beginning of period	1,057,597,401	1,487,322,828
End of period (including distributions in excess of net investment income of $40 and $0, respectively)	$ 856,360,418	$ 1,057,597,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey AMT Tax-Free Money Market

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.003	.021	.034	.031	.020
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.003	.021	.034	.031	.020
Distributions from net investment income	- F	(.003)	(.021)	(.034)	(.031)	(.020)
Distributions from net realized gain	-	- F	- F	- F	-	- F
Total distributions	-F	(.003)	(.021)	(.034)	(.031)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.27%	2.10%	3.42%	3.09%	2.01%
Ratios to Average Net Assets D, E
Expenses before reductions	.30% A	.34%	.31%	.36%	.43%	.43%
Expenses net of fee waivers, if any	.28% A	.34%	.31%	.32%	.35%	.35%
Expenses net of all reductions	.28% A	.34%	.24%	.25%	.26%	.28%
Net investment income	.01% A	.28%	2.08%	3.35%	3.07%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 355,906	$ 433,202	$ 644,791	$ 729,159	$ 1,082,525	$ 789,947

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.004	.022	.022
Net realized and unrealized gain (loss)	- G	- G	- G	-
Total from investment operations	- G	.004	.022	.022
Distributions from net investment income	- G	(.004)	(.022)	(.022)
Distributions from net realized gain (loss)	-	- G	-G	-G
Total distributions	- G	(.004)	(.022)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.37%	2.20%	2.19%
Ratios to Average Net Assets D, F
Expenses before reductions	.25% A	.29%	.26%	.25% A
Expenses net of fee waivers, if any	.20% A	.24%	.21%	.20% A
Expenses net of all reductions	.20% A	.24%	.14%	.14% A
Net investment income	.09% A	.38%	2.18%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 500,330	$ 624,266	$ 842,271	$ 1,050,691

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to November 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- G	.002	.019	.020
Net realized and unrealized gain (loss)	- G	-G	-G	-
Total from investment operations	- G	.002	.019	.020
Distributions from net investment income	- G	(.002)	(.019)	(.020)
Distributions from net realized gain (loss)	-	- G	- G	-
Total distributions	- G	(.002)	(.019)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% H	.17%	1.95%	2.03%
Ratios to Average Net Assets D, F
Expenses before reductions	.50% A	.55%	.51%	.50% A
Expenses net of fee waivers, if any	.28% A	.46%	.46%	.45% A
Expenses net of all reductions	.28% A	.46%	.39%	.39% A
Net investment income	.01% A	.17%	1.93%	3.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 129	$ 261	$ 1,272

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to November 30, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax cost	$ 851,113,506

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, equivalent deliverable securities are held for the transaction. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for New Jersey AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate and the total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees*	Retained by FDC
Service Class	.25%	$ 161	$ 69

* During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for each class were as follows:

	Amount**	% of Average Net Assets*
New Jersey AMT Tax-Free Money Market	$ 197,226.10
Institutional Class	137,649.05
Service Class	30.05
	$ 334,905

* Annualized

** During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $139,264 and $32, respectively.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

New Jersey AMT Tax-Free Money Market	$ 47,352
Service Class	108

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $258.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
New Jersey AMT Tax-Free Money Market	$ 26,477	$ 1,558,714
Institutional Class	248,029	2,745,711
Service Class	7	390
Total	$ 274,513	$ 4,304,815
From net realized gain
New Jersey AMT Tax-Free Money Market	$ -	$ 68,037
Institutional Class	-	89,494
Service Class	-	29
Total	$ -	$ 157,560

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
New Jersey AMT Tax-Free Money Market Shares sold	42,513,768	247,513,106
Reinvestment of distributions	24,436	1,503,612
Shares redeemed	(119,821,054)	(460,487,180)
Net increase (decrease)	(77,282,850)	(211,470,462)
Institutional Class Shares sold	49,751,553	226,889,085
Reinvestment of distributions	225,148	2,592,363
Shares redeemed	(173,924,250)	(447,471,203)
Net increase (decrease)	(123,947,549)	(217,989,755)
Service Class Shares sold	-	106,005
Reinvestment of distributions	6	419
Shares redeemed	(5,164)	(239,000)
Net increase (decrease)	(5,158)	(132,576)

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research Company
(U.K.) Inc.

Fidelity Management & Research Company
(Hong Kong) Limited

Fidelity Management & Research Company
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

SNJ-USAN-0710
1.850772.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 27, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 27, 2010